Intangible Assets Other Than Goodwill (Tables)	6 Months Ended
Jun. 30, 2015
Intangible Assets Other Than Goodwill [Abstract]
Schedule of Intangible Assets

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2013	$57,070	$(16,899)	$40,171
Additions	—	(4,742)	(4,742)
Disposals**	(44,877)	12,748	(32,129)
Write-off*	(1,695)	1,695	—
Balance at December 31, 2014	$10,498	$(7,198)	$3,300
Additions	—	(776)	(776)
Disposals***	(10,498)	7,974	(2,524)
Balance at June 30, 2015	$—	$—	$—

Unfavorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2013	$(5,819)	$2,258	$(3,561)
Additions	—	683	683
Balance at December 31, 2014	$(5,819)	$2,941	$(2,878)
Additions	—	317	317
Disposals***	5,819	(3,258)	2,561
Balance at June 30, 2015	$—	$—	$—

(*)
On May 6, 2014, Navios Acquisition sold the Shinyo Splendor to an unaffiliated third party purchaser for an aggregate price of $20,020. An amount of $1,695 has been written off due to the expiration of the time charter of the related favorable lease of the vessel.

(**)
On November 18, 2014, Navios Acquisition sold all of the outstanding shares of capital stock of four of Navios Acquisition's vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) to Navios Midstream. The carrying amount of the favorable leases was $32,129.

(***)
On June 18, 2015, Navios Acquisition sold all of the outstanding shares of capital stock of two of Navios Acquisition's vessel-owning subsidiaries (Sikinos Shipping Corporation and Shinyo Dream Limited) to Navios Midstream. The carrying amount of the favorable leases was $2,524 and of the unfavorable leases was $(2,561).

Amortization (Expense) / Income of Intangible Assets

	For the three months ended June 30, 2015	For the three months ended June 30, 2014	For the six months ended June 30, 2015	For the six months ended June 30, 2014
Unfavorable lease terms	$146	$171	$317	$342
Favorable lease terms charter-out	(358)	(1,302)	(776)	(2,656)
Total	$(212)	$(1,131)	$(459)	$(2,314)